Related parties	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Related parties [Text Block]

31. Related parties

In addition to the service fee earned as operator of the JV (see note 22) prior to closing of the Acquisition, the Company's related party transactions included compensation paid to key management personnel, being the directors and executive officers of the Company, which was as follows for the years ended December 31, 2024 and 2023:

	Year ended December 31,
	2024	2023
	$	$
Salaries and benefits	1,621	1,873
Share‐based compensation	5,092	4,671
Total compensation paid to related parties	6,713	6,544